                                                               [MAS FRONT COVER]

1999 SEMI-ANNUAL REPORT
    VALUE PORTFOLIO












MAS FUNDS

                                                                [MAS FUNDS LOGO]

MAS Funds is pleased to present the Semi-Annual Report for the Value Portfolio as of March 31, 1999. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

Portfolio Overview..........................    1
Statement of Operations.....................    5
Statement of Changes in Net Assets..........    6
Financial Highlights........................    7
Notes to Financial Statements...............    9

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio.
                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                                     MAS VALUE
                      ---------------------------------------
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                      -------------------------------------------------------
SIX MONTHS                 11.78%         11.66%       11.64%       27.34%
ONE YEAR                  (12.87)        (13.02)      (13.10)       18.45
FIVE YEARS                 17.01          16.89        16.85        26.24
TEN YEARS                  15.15          15.09        15.07        18.97

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/6/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 7/17/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (96.9%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 1999           SHARES      (000)!
-----------------------------------------------------
BANKS (14.9%)
Bank One Corp.                    528,500  $   29,101
BankAmerica Corp.                 493,300      34,839
BankBoston Corp.                  290,700      12,591
Chase Manhattan Corp.             737,607      59,977
First Union Corp.                 340,413      18,191
PNC Bank Corp.                    692,200      38,460
Republic New York Corp.           195,902       9,036
UnionBanCal Corp.                 539,100      18,363
Washington Mutual, Inc.         1,006,300      41,133
-----------------------------------------------------
GROUP TOTAL                                   261,691
-----------------------------------------------------
BASIC RESOURCES (6.8%)
Air Products & Chemicals, Inc.    409,600      14,029
IMC Global, Inc.                  957,994      19,579
Lubrizol Corp.                  1,261,700      28,388
Morton International, Inc.        276,900      10,176
Rohm & Haas Co.                   581,468      19,515
Ryerson Tull, Inc.                706,500      10,377
Westvaco Corp.                    258,520       5,429
* W.R. Grace & Co.                883,300      10,710
-----------------------------------------------------
GROUP TOTAL                                   118,203
-----------------------------------------------------
CONSUMER DURABLES (13.7%)
Dana Corp.                        667,851      25,378
Eastman Kodak Co.                 274,600      17,540
Ford Motor Co.                    745,130      42,286
General Motors Corp.              936,509      81,359
Goodyear Tire & Rubber Co.        586,813      29,231
Navistar International Corp.      385,000      15,472
Owens Corning                     868,541      27,630
-----------------------------------------------------
GROUP TOTAL                                   238,896
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
CONSUMER SERVICES (1.4%)
Service Corp. International     1,221,100  $   17,401
Standard Register Co.             229,211       6,805
-----------------------------------------------------
GROUP TOTAL                                    24,206
-----------------------------------------------------
ENERGY (3.1%)
Coastal Corp.                     165,000       5,445
* Nabors Industries, Inc.       1,144,500      20,816
Tosco Corp.                       385,400       9,563
Ultramar Diamond Shamrock
  Corp.                           869,690      18,807
-----------------------------------------------------
GROUP TOTAL                                    54,631
-----------------------------------------------------
FOOD & TOBACCO (3.6%)
IBP, Inc.                         528,103       9,836
Philip Morris Cos., Inc.          443,305      15,599
RJR Nabisco Holdings Corp.        798,890      19,972
Universal Foods Corp.             890,894      18,375
-----------------------------------------------------
GROUP TOTAL                                    63,782
-----------------------------------------------------
HEALTH CARE (10.8%)
Beckman Coulter, Inc.             430,199      18,929
CIGNA Corp.                       432,400      36,240
Columbia/HCA Healthcare Corp.     753,761      14,274
* Foundation Health Systems,
  Inc., Class A                 1,465,884      17,865
* HEALTHSOUTH Corp.             2,792,300      28,970
* Humana, Inc.                    958,700      16,538
* Tenet Healthcare Corp.        1,354,900      25,658
United HealthCare Corp.           597,300      31,433
-----------------------------------------------------
GROUP TOTAL                                   189,907
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (12.8%)
* AMR Corp.                       371,380      21,749
Burlington Northern Santa Fe,
  Inc.                            275,300       9,050
Case Corp.                        866,326      21,983
CNF Transportation, Inc.           74,600       2,821
++ Cummins Engine Co., Inc.       861,086      30,622

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
Delta Air Lines, Inc.             423,400  $   29,426
Eaton Corp.                       136,702       9,774
* FMC Corp.                       274,165      13,537
Harnischfeger Industries, Inc.    976,701       5,555
Kennametal, Inc.                  430,472       7,533
Olsten Corp.                    1,229,360       7,607
Parker Hannifin Corp.             692,237      23,709
Ryder Systems, Inc.                90,900       2,511
Tecumseh Products Co., Class A    482,276      24,566
TRW, Inc.                         317,618      14,452
-----------------------------------------------------
GROUP TOTAL                                   224,895
-----------------------------------------------------
INSURANCE (7.5%)
Allstate Corp.                    731,840      27,124
American General Corp.            210,455      14,837
Everest Reinsurance Holdings,
  Inc.                            538,191      16,785
Hartford Financial Services
  Group, Inc.                     433,206      24,612
Old Republic International
  Corp.                           720,700      13,153
ReliaStar Financial Corp.         448,931      19,136
Transatlantic Holdings, Inc.      202,858      15,214
-----------------------------------------------------
GROUP TOTAL                                   130,861
-----------------------------------------------------
RETAIL (7.5%)
Dillard's, Inc., Class A          559,909      14,208
Liz Claiborne, Inc.               983,100      32,074
Sears, Roebuck & Co.              446,400      20,172
Springs Industries, Inc.,
  Class A                         327,618       8,866
* Toys 'R' Us, Inc.             1,189,951      22,386
V.F. Corp.                        711,106      33,555
-----------------------------------------------------
GROUP TOTAL                                   131,261
-----------------------------------------------------
TECHNOLOGY (7.9%)
* Arrow Electronics, Inc.         804,000      12,060
Avnet, Inc.                       364,900      13,364
First Data Corp.                1,016,500      43,455

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
International Business
  Machines Corp.                  283,244  $   50,205
Tektronix, Inc.                   759,517      19,178
-----------------------------------------------------
GROUP TOTAL                                   138,262
-----------------------------------------------------
UTILITIES (6.9%)
Bell Atlantic Corp.               538,900      27,854
Cinergy Corp.                     225,207       6,193
DTE Energy Co.                    361,340      13,889
Duke Energy Corp.                 187,122      10,222
Entergy Corp.                     371,345      10,212
GPU, Inc.                         313,204      11,686
PECO Energy Co.                   234,000      10,823
Southern Co.                      481,600      11,227
U.S. West, Inc.                   325,600      17,928
-----------------------------------------------------
GROUP TOTAL                                   120,034
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,693,674)       1,696,629
-----------------------------------------------------
STRUCTURED INVESTMENT (2.3%)-SEE NOTE A5
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                 --------
(b)Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on Case
  Corp. stock, 8/13/99 (Cost
  $51,118)                      $   1,610      40,854
-----------------------------------------------------
CASH EQUIVALENTS (6.6%)
-----------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (6.0%)               105,659     105,659
-----------------------------------------------------

                                  FACE
                                 AMOUNT      VALUE
                                  (000)      (000)!
-----------------------------------------------------
REPURCHASE AGREEMENT (0.6%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99,
  to be repurchased at $9,483,
  collateralized by various
  U.S. Government Obligations,
  due 4/1/99-2/28/01, valued
  at $9,567                     $   9,482  $    9,482
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $115,141)        115,141
-----------------------------------------------------
TOTAL INVESTMENTS (105.8%) (Cost
  $1,859,933)                               1,852,624
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.8%)
Dividends Receivable                            2,522
Interest Receivable                               802
Receivable for Investments Sold                53,676
Receivable for Fund Shares Sold                 1,781
Receivable for Daily Variation on Futures
  Contracts                                     1,652
Other Assets                                      143
Payable to Custodian                             (368)
Payable for Investments Purchased              (3,464)
Payable for Fund Shares Redeemed              (49,650)
Payable for Investment Advisory Fees           (2,623)
Payable for Administrative Fees                  (129)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (143)
Payable for Distribution Fees-Adviser
  Class                                           (61)
Payable for Shareholder Servicing
  Fees-Investment Class                            (2)
Collateral on Securities Loaned, at Value    (105,659)
Other Liabilities                                 (62)
                                           ----------
                                             (101,585)
-----------------------------------------------------
NET ASSETS (100%)                          $1,751,039
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                                     (000)!
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 102,642,380 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,458,126
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.21
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 931,303 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $   13,217
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.19
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 19,727,693 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  279,696
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    14.18
-----------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,691,896
Undistributed Net Investment Income
  (Loss)                                       17,426
Undistributed Realized Net Gain (Loss)         48,032
Unrealized Appreciation (Depreciation)
  on:
  Investment Securities                        (7,309)
  Futures                                         994
-----------------------------------------------------
NET ASSETS                                 $1,751,039
-----------------------------------------------------

!    See Note A1 to Financial Statements.
++   A portion of these securities was pledged to cover
       margin requirements for futures contracts.
*    Non-income producing security
(b)  Security is linked to the performance of the common
       stock of Case Corp.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           VALUE
                                                                       PORTFOLIO
                                                                      Six Months
                                                                          Ended
                                                                      March 31,
                                                                           1999
(In Thousands)

---------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                          $ 23,898
    Interest                                                              1,450
---------------------------------------------------------------------------------------
       Total Income                                                      25,348
---------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                  6,036
    Administrative Fee--Note C                                              964
    Custodian Fee--Note E                                                   290
    Audit Fee                                                                17
    Legal Fee                                                                24
    Filing & Registration Fees                                               34
    Shareholder Servicing Fee--Investment Class shares--Note
 D                                                                           16
    Distribution Fees--Adviser Class shares--Note D                         401
    Other Expenses                                                          138
---------------------------------------------------------------------------------------
       Total Expenses                                                     7,920
---------------------------------------------------------------------------------------
    Expense Offset--Note I                                                 (122)
---------------------------------------------------------------------------------------
       Net Expenses                                                       7,798
---------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                   17,550
---------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                89,931
    Futures                                                             (36,089)
---------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                          53,842
---------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                               225,785
    Futures                                                              (2,624)
---------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           223,161
---------------------------------------------------------------------------------------
          Net Gain (Loss)                                               277,003
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $294,553
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1999 are unaudited)

                                                                         VALUE
                                                                     PORTFOLIO
                                                                    -----------------------------
                                                                    Year Ended    Six Months
                                                                     September         Ended
                                                                           30,     March 31,
(In Thousands)                                                            1998          1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                             $  63,524     $  17,550
   Realized Net Gain (Loss)                                            453,240        53,842
   Change in Unrealized Appreciation (Depreciation)                 (1,045,358)      223,161
-------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                     (528,594)      294,553
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A6
   INSTITUTIONAL CLASS:
     Net Investment Income                                             (62,553)      (11,942)
     Realized Net Gain                                                (306,482)     (346,188)
   INVESTMENT CLASS:
     Net Investment Income                                                (484)         (120)
     Realized Net Gain                                                  (2,354)       (3,540)
   ADVISER CLASS:
     Net Investment Income                                              (5,679)       (1,312)
     Realized Net Gain                                                 (27,923)      (52,186)
-------------------------------------------------------------------------------------------------
       Total Distributions                                            (405,475)     (415,288)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
     Issued                                                            752,802       212,144
     In Lieu of Cash Distributions                                     313,748       311,252
     Redeemed                                                       (1,493,928)   (1,250,395)
   INVESTMENT CLASS:
     Issued                                                             12,467         1,715
     In Lieu of Cash Distributions                                       1,920         2,690
     Redeemed                                                          (11,550)      (14,847)
   ADVISER CLASS:
     Issued                                                            292,374        26,953
     In Lieu of Cash Distributions                                      29,311        48,160
     Redeemed                                                          (98,912)     (103,933)
-------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
       Transactions                                                   (201,768)     (766,261)
-------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                        (1,135,837)     (886,996)
NET ASSETS:
   Beginning of Period                                               3,773,872     2,638,035
-------------------------------------------------------------------------------------------------
   END OF PERIOD                                                    $2,638,035    $1,751,039
-------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss) included in
     end of period net assets                                        $  13,250     $  17,426
-------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)

                                                                              Institutional Class
                                                   -----------------------------------------------------------------------------
                                                                                                                    Six Months
                                                                                                                      Ended
                                                                        Year Ended September 30,                      March 31,
VALUE PORTFOLIO                                    ------------------------------------------------------------         1999
                                                       1994         1995         1996       1997++         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.76   $    12.63   $    14.89   $    15.61   $    20.37   $    15.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.30         0.31         0.30         0.34         0.34         0.16
   Net Realized and Unrealized Gain (Loss) on
     Investments                                       0.59         3.34         2.20         5.75        (3.38)        1.58
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       0.89         3.65         2.50         6.09        (3.04)        1.74
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.29)       (0.31)       (0.32)       (0.30)       (0.36)       (0.08)
   Realized Net Gain                                  (0.73)       (1.08)       (1.46)       (1.03)       (1.81)       (2.61)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (1.02)       (1.39)       (1.78)       (1.33)       (2.17)       (2.69)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  12.63   $    14.89   $    15.61   $    20.37   $    15.16   $    14.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          7.45%       32.58%       18.41%       41.25%      (16.41%)      11.78%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $981,337   $1,271,586   $1,844,740   $3,542,772   $2,288,236   $1,458,126
   Ratio of Expenses to Average Net Assets
     (1)                                              0.61%        0.60%        0.61%        0.62%        0.60%        0.62%*
   Ratio of Net Investment Income to Average
     Net Assets                                       2.40%        2.43%        2.07%        1.93%        1.76%        1.49%*
   Portfolio Turnover Rate                              54%          56%          53%          46%          56%          19%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                    N/A        0.60%        0.60%        0.61%        0.59%        0.61%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
++ Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)

                                                       Investment Class                                Adviser Class
                                         ----------------------------------------------    ------------------------------------
                                                May 6,        Year Ended     Six Months         July 17,        Year Ended
                                             1996** to      September 30,         Ended       1996*** to       September 30,
                                         September 30,     ----------------   March 31,    September 30,     ----------------
                                                  1996     1997++       1998       1999             1996      1997++       1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $       14.97    $ 15.60   $  20.36 $    15.15    $       14.11     $ 15.61    $ 20.35
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.12       0.31       0.31       0.14             0.01        0.30       0.29
   Net Realized and Unrealized Gain
     (Loss) on Investments                        0.59       5.75      (3.38)       1.59            1.49        5.74      (3.38)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  0.71       6.06      (3.07)       1.73            1.50        6.04      (3.09)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                         (0.08)     (0.27)     (0.33)      (0.08)             --       (0.27)     (0.32)
   Realized Net Gain                                --      (1.03)     (1.81)      (2.61)             --       (1.03)     (1.81)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.08)     (1.30)     (2.14)      (2.69)             --       (1.30)     (2.13)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $       15.60    $ 20.36   $  15.15 $    14.19    $       15.61     $ 20.35    $ 15.13
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     4.78%     41.01%    (16.55%)     11.66%          10.63%      40.87%    (16.66%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                         $       9,244    $29,847   $ 24,527 $   13,217    $      15,493    $201,253   $325,272
   Ratio of Expenses to Average Net
     Assets (2)                                  0.76%*     0.80%      0.75%      0.77%*           0.86%*      0.90%      0.85%
   Ratio of Net Investment Income to
     Average Net Assets                          2.05%*     1.75%      1.62%      1.35%*           1.66%*      1.63%      1.52%
   Portfolio Turnover Rate                         53%        46%        56%        19%              53%         46%        56%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/Waiver                N/A      0.09%        N/A        N/A              N/A         N/A        N/A
     Ratio Including Expense Offsets             0.75%*     0.79%      0.74%      0.76%*           0.85%*      0.89%      0.84%
-------------------------------------------------------------------------------------------------------------------------------


                                      Six Months
                                           Ended
                                       March 31,
                                            1999
-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $    15.13
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                    0.10
   Net Realized and Unrealized Gain
     (Loss) on Investments                  1.62
-------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS            1.72
-------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                   (0.06)
   Realized Net Gain                       (2.61)
-------------------------------------------------------
TOTAL DISTRIBUTIONS                        (2.67)
-------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $    14.18
-------------------------------------------------------
TOTAL RETURN                              11.64%
-------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                      $  279,696
   Ratio of Expenses to Average Net
     Assets (2)                            0.87%*
   Ratio of Net Investment Income to
     Average Net Assets                    1.23%*
   Portfolio Turnover Rate                   19%
-------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/Waiver          N/A
     Ratio Including Expense Offsets       0.86%*
-------------------------------------------------------


**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1999, the Fund was comprised of twenty-three active portfolios (each referred to as a "Portfolio"). The Fund may offer up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The accompanying financial statements and financial highlights are those of the Value Portfolio only. The financial statements of the remaining Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by the Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. STRUCTURED INVESTMENTS: The Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note H).

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

7. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, the Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 1999 the investment advisory fees of the Portfolio were 0.500%.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in the Portfolio with distribution services pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the six months ended March 31, 1999 by the Value Portfolio were $21,000.

Expenses for the six months ended March 31, 1999 include legal fees paid to Morgan, Lewis & Bockius LLP. A partner of that firm is secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the six months ended March 31, 1999, purchases

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

   and sales of investment securities other than temporary cash investments were:

                                            (000)
                                    ----------------------
            Portfolio               Purchases     Sales
            ---------               ----------  ----------
Value                               $  434,272  $1,431,328

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 1999, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                             (000)
                       --------------------------------------------------
      Portfolio           Cost      Appreciation   Depreciation     Net
      ---------        ----------   ------------   ------------   -------
Value                  $1,859,933     $227,098      $(234,407)    $(7,309)

3. FUTURES CONTRACTS: At March 31, 1999, the Value Portfolio had the following futures contracts open:

                                                              Unrealized
                        Number     Aggregate                 Appreciation
                          of       Face Value   Expiration  (Depreciation)
      Portfolio        Contracts     (000)         Date         (000)
      ---------        ---------   ----------   ----------  --------------
Sales:
 VALUE
 S&P 500 Index           295     US$ 95,381        Jun-99         994

              US$  --   U.S. Dollar

H. IN-KIND TRANSACTIONS. For the six months ended March 31, 1999, the Value Portfolio realized gains (losses) from in-kind redemptions of approximately $990,000.

I. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the six months ended March 31, 1999, the Value Portfolio had security lending fees totaling $87,000.

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 1999, were as follows:

                            Value of       Value
                             Loaned          of
                           Securities    Collateral
        Portfolio            (000)         (000)
        ---------          ----------    ----------
Value                       $101,132      $105,659

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $87,000 and $35,000 respectively, for the six months ended March 31, 1999.

J. OTHER. At March 31, 1999, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. The aggregate percentage of such owners for the Value Portfolio was as follows:

                                     Percentage
                                    of Ownership
                        ------------------------------------
                        Institutional   Investment   Adviser
      Portfolios            Class         Class       Class
      ----------        -------------   ----------   -------
Value                       20.1%          41.5%      70.6%

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in Capital Shares for the Value Portfolio, by class, were as follows:

                                                       Six Months
                                        Year Ended       Ended
                                       September 30,   March 31,
                                           1998           1999
           (In Thousands)              -------------   ----------
Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                         40,398        14,109
     In Lieu of Cash Distributions         17,599        22,148
     Shares Redeemed                      (80,941)      (84,566)
                                          -------       -------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                       (22,944)      (48,309)
                                         --------       -------
   INVESTMENT CLASS:
     Shares Issued                            659           110
     In Lieu of Cash Distributions            107           191
     Shares Redeemed                         (613)         (989)
                                          -------       -------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                           153          (688)
                                         --------       -------
   ADVISER CLASS:
     Shares Issued                         15,459         1,774
     In Lieu of Cash Distributions          1,645         3,432
     Shares Redeemed                       (5,498)       (6,975)
                                          -------       -------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                        11,606        (1,769)
                                         --------       -------

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees
and the principal executive officers of
the Fund and a brief statement of their
present positions and principal
occupations during the past five years:

THOMAS L. BENNETT*, CFA
Chairman of the Board of Trustees; Managing Director, Morgan Stanley Dean Witter & Co. ("MSDW"); Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of
Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, IKON Office Solutions, Inc.; Director, Knight-Ridder, Inc.; formerly Director, Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Chief Financial Officer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, MSDW; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.

LORRAINE TRUTEN, CFA
Vice President, MAS Funds; Principal, MSDW; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Treasurer, MAS Funds; Vice-President, MSDW; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Manager, Investment Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP.

RICHARD J. SHOCH
Assistant Secretary, MAS Funds; Vice President, MSDW; Fund Compliance Officer, Miller Anderson & Sherrerd, LLP; formerly Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.
MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

--------------------------------------------------------------------------------

[MAS BACK COVER]

[MAS FUNDS LOGO]


MILLER ANDERSON & SHERRERD, LLP
One Tower Bridge, West Conshohocken, PA 19428-2899



Investment Adviser:  (610) 940-5000
         MAS Funds:  (800) 354-8185








Printed in U.S.A.

This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.